Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

and

The Target Portfolio Trust
PGIM Corporate Bond Fund
(each, a “Fund”)

Supplement dated January 8, 2021 to

each Fund’s Currently Effective Summary Prospectus, Prospectus and

Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund’s Summary Prospectus, Prospectus, and SAI as applicable, and retain it for future reference.

Steven Kellner, a portfolio manager of each Fund, has announced his intention to retire, effective on or about April 2022.   Until his retirement, Mr. Kellner will continue to serve on each respective portfolio management team.

LR1347